UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02742 )

Exact name of registrant as specified in charter: Putnam Equity Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: November 30, 2006

Date of reporting period: August 31, 2006

Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
8/31/06 (Unaudited)
COMMON STOCKS (95.7%)(a)
	Shares	Value

Aerospace and Defense (0.9%)
Lockheed Martin Corp.	264,100	$21,814,660
Raytheon Co.	229,000	10,811,090
		32,625,750

Banking (9.0%)
Bank of America Corp.	3,855,100	198,421,997
U.S. Bancorp	2,141,800	68,687,526
Wachovia Corp. (S)	851,600	46,522,908
Washington Mutual, Inc. (S)	298,200	12,491,598
		326,124,029

Beverage (0.2%)
Coca-Cola Enterprises, Inc.	328,900	7,334,470

Building Materials (3.5%)
Masco Corp. (S)	2,616,100	71,707,301
Sherwin-Williams Co. (The)	1,098,900	56,747,196
		128,454,497

Capital Goods (0.2%)
Eaton Corp. (S)	108,600	7,221,900

Chemicals (2.2%)
Dow Chemical Co. (The)	359,900	13,722,987
E.I. du Pont de Nemours & Co.	413,500	16,527,595
PPG Industries, Inc.	176,500	11,183,040
Rohm & Haas Co.	856,766	37,783,381
		79,217,003

Computers (3.7%)
EMC Corp. (NON)	1,544,300	17,991,095
Hewlett-Packard Co.	1,083,500	39,612,760
IBM Corp.	935,600	75,755,532
		133,359,387

Conglomerates (3.7%)
Honeywell International, Inc. (S)	1,103,900	42,743,008
Textron, Inc.	79,600	6,675,256
Tyco International, Ltd. (Bermuda)	3,238,200	84,678,930
		134,097,194

Consumer Finance (1.9%)
Capital One Financial Corp. (S)	642,500	46,966,750
Countrywide Financial Corp.	598,900	20,242,820
		67,209,570

Consumer Goods (1.0%)
Colgate-Palmolive Co.	446,364	26,719,349
Procter & Gamble Co. (The)	148,200	9,173,580
		35,892,929

Electric Utilities (4.0%)
Edison International (S)	425,600	18,573,184
FirstEnergy Corp.	1,083,300	61,813,098
Pepco Holdings, Inc.	54,056	1,372,482
PG&E Corp.	721,220	30,240,755
Public Service Enterprise Group, Inc. (S)	461,200	32,293,224
		144,292,743

Electronics (0.4%)
Intel Corp.	738,400	14,428,336

Energy (0.2%)
Tidewater, Inc.	145,100	6,908,211

Financial (8.4%)
Assurant, Inc.	71,400	3,673,530
Citigroup, Inc.	3,639,600	179,614,260

Freddie Mac	337,400	21,458,640
JPMorgan Chase & Co.	1,025,200	46,810,632
MGIC Investment Corp. (S)	872,200	50,474,214
PMI Group, Inc. (The)	81,500	3,524,060
		305,555,336

Food (1.1%)
Del Monte Foods Co.	220,956	2,406,211
General Mills, Inc.	670,300	36,350,369
		38,756,580

Health Care Services (0.3%)
Cardinal Health, Inc.	53,800	3,627,196
McKesson Corp.	175,100	8,895,080
		12,522,276

Household Furniture and Appliances (0.9%)
Whirlpool Corp. (S)	392,100	31,724,811

Insurance (7.1%)
ACE, Ltd. (Bermuda)	1,025,500	55,233,430
AFLAC, Inc. (S)	183,500	8,270,345
Axis Capital Holdings, Ltd. (Bermuda) (S)	721,800	23,407,974
Berkshire Hathaway, Inc. Class B (NON)	2,259	7,236,707
Chubb Corp. (The)	589,200	29,554,272
Everest Re Group, Ltd. (Barbados)	305,300	28,692,094
Fidelity National Title Group, Inc. Class A (S)	846,800	17,071,488
Genworth Financial, Inc. Class A	107,220	3,691,585
PartnerRe, Ltd. (Bermuda)	347,299	22,331,326
Prudential Financial, Inc.	522,100	38,327,361
Willis Group Holdings, Ltd. (United Kingdom) (S)	609,600	22,079,712
		255,896,294

Investment Banking/Brokerage (6.3%)
Allied Capital Corp. (S)	2,101,379	64,281,184
Bear Stearns Cos., Inc. (The) (S)	51,400	6,699,990
Goldman Sachs Group, Inc. (The)	517,500	76,926,375
IndyMac Bancorp, Inc. (S)	83,199	3,253,081
Morgan Stanley	1,166,200	76,724,298
		227,884,928

Leisure (0.2%)
Brunswick Corp. (S)	242,600	6,962,620

Lodging/Tourism (0.2%)
Royal Caribbean Cruises, Ltd.	207,200	7,558,656

Machinery (1.8%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	544,800	20,713,296
Parker-Hannifin Corp.	606,000	44,874,300
		65,587,596

Manufacturing (0.3%)
Teleflex, Inc.	223,500	12,473,535

Medical Technology (1.2%)
Becton, Dickinson and Co.	285,800	19,920,260
PerkinElmer, Inc.	1,371,830	25,282,827
		45,203,087

Metals (0.6%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	310,300	18,062,563
Steel Dynamics, Inc.	98,500	5,199,815
		23,262,378

Oil & Gas (12.2%)
Chevron Corp.	1,764,100	113,608,040
ConocoPhillips	109,900	6,970,957
Devon Energy Corp.	441,700	27,601,833
Exxon Mobil Corp.	3,073,300	207,970,211
Marathon Oil Corp.	750,400	62,658,400
Technip SA ADR (France)	129,300	7,470,954
Valero Energy Corp.	246,100	14,126,140
		440,406,535

Pharmaceuticals (7.6%)
Johnson & Johnson (S)	1,185,500	76,654,430
Pfizer, Inc.	4,522,600	124,642,856
Watson Pharmaceuticals, Inc. (NON)	937,954	24,049,141

Wyeth			1,015,100	49,435,370
				274,781,797

Publishing (0.4%)
R. R. Donnelley & Sons Co.			483,800	15,684,796

Railroads (0.8%)
Norfolk Southern Corp.			675,800	28,876,934

Real Estate (0.3%)
Realogy Corp. (NON)			461,750	9,881,450

Regional Bells (4.0%)
BellSouth Corp.			353,700	14,402,664
Verizon Communications, Inc.			3,729,900	131,217,882
				145,620,546

Restaurants (1.1%)
McDonald's Corp.			1,120,400	40,222,360

Retail (2.5%)
Barnes & Noble, Inc. (S)			246,600	8,966,376
Foot Locker, Inc.			691,200	16,657,920
OfficeMax, Inc.			659,600	27,393,188
Supervalu, Inc.			1,257,300	35,908,488
				88,925,972

Software (1.2%)
Business Objects SA ADR (France) (NON)			128,600	3,582,796
McAfee, Inc. (NON)			343,600	7,820,336
Oracle Corp. (NON)			1,440,100	22,537,565
Symantec Corp. (NON)			502,100	9,359,144
				43,299,841

Technology Services (0.7%)
VeriSign, Inc. (NON) (S)			1,203,700	24,362,888

Telecommunications (1.5%)
Citizens Communications Co. (S)			1,041,700	14,365,043
Sprint Nextel Corp. (S)			2,459,718	41,618,429
				55,983,472

Telephone (0.5%)
AT&T, Inc. (S)			581,600	18,105,208

Tobacco (3.3%)
Altria Group, Inc.			817,200	68,260,716
Loews Corp. - Carolina Group			873,100	49,993,702
				118,254,418

Trucks & Parts (0.1%)
Autoliv, Inc. (Sweden)			63,700	3,600,324

Waste Management (0.2%)
Waste Management, Inc.			248,000	8,501,440

Total common stocks (cost $2,942,321,069)				$3,467,062,097

CONVERTIBLE PREFERRED STOCKS (3.0%)(a)
			Shares	Value

Alleghany Corp. 5.75% cv. pfd.			51,200	$14,374,400
Citigroup Funding, Inc. Ser. GNW, 5.02% cv. pfd.			276,133	8,938,425
Conseco, Inc. $1.375 cum. cv. pfd. (S)			670,634	16,933,509
Ford Motor Company Capital Trust II $3.25 cum. cv. pfd.			462,483	15,724,422
General Motors Corp. Ser. A, $1.125 cv. pfd. (S)			342,224	8,384,488
Huntsman Corp. $2.50 cv. pfd.			438,666	17,436,974
Lehman Brothers Holdings, Inc. $1.563 cv. pfd.			300,600	8,041,050
Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv.
pfd. (Bermuda) (S)			649,321	19,073,804

Total convertible preferred stocks (cost $106,974,718)				$108,907,072

WARRANTS (--%)(a)(NON) (cost $0)
	Expiration date	Strike price	Warrants	Value

Raytheon Co.	6/16/11	$37.5	12,063	$168,279

CORPORATE BONDS AND NOTES (--%)(a) (cost $8,505)

	Principal amount	Value

York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)	$8,032	$670

SHORT-TERM INVESTMENTS (9.0%)(a)

	Principal	Value
	amount/shares

Interest in $487,000,000 joint repurchase agreement
dated August 31, 2006 with UBS Securities, LLC due
September 1, 2006 with respect to various U.S.
Government obligations -- maturity value of
$15,490,272 for an effective yield of 5.28%
(collateralized by Freddie Mac with coupon rates ranging
from 3.50% to 12.00% and due dates ranging from
June 1, 2007 to September 1, 2036 valued at
$496,741,757)	$15,488,000	$15,488,000
Short-term investments held as collateral for loaned
securities with yields ranging from 5.22% to 5.44% and
due dates ranging from September 1, 2006 to
October 6, 2006. (d)	285,785,144	285,297,023
Putnam Prime Money Market Fund (e)	25,128,532	25,128,532

Total short-term investments (cost $325,913,555)		$325,913,555

TOTAL INVESTMENTS

Total investments (cost $3,375,217,847)(b)		$3,902,051,673

NOTES

(a) Percentages indicated are based on net assets of $3,622,507,603.

(b) The aggregate identified cost on a tax basis is $3,395,654,786, resulting in gross unrealized appreciation and depreciation of $569,682,668 and $63,285,781, respectively, or net unrealized appreciation of $506,396,887.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at August 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At August 31, 2006, the value of securities loaned amounted to $276,535,664. The fund received cash collateral of $285,297,023 which is pooled with collateral of other Putnam funds into 42 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $704,127 for the period ended August 31, 2006 . During the period ended August 31, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $441,616,167 and $428,171,072, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Certain investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 26, 2006